JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P Dividend Income & Growth Fund Class A and B
Investment Objective.
The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/S&P DIVIDEND INCOME & GROWTH FUND (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/S&P DIVIDEND INCOME & GROWTH FUND		Class A	Class B
Management Fee		0.36%	0.36%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses		0.67%	0.47%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Expense Example JNL/S&P DIVIDEND INCOME & GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
Class A	68	214	373	835
Class B	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	57%

Period	Class B
1/1/2013 – 12/31/2013	57%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500. The 30 companies are chosen on each Stock Selection Date, as follows:
  First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with an S&P Capital IQ Quality Rank of B+ or better and a Standard & Poor’s Ratings Services credit rating of BBB+ or better. If a minimum of three stocks does not pass the screens in a particular sector, the Standard & Poor’s Rating Services credit rating hurdle will be lowered until a minimum of three stocks qualifies. If a minimum of three stocks still does not pass the screens in a particular sector, the S&P Capital IQ Quality Rank hurdle will be lowered until a minimum of three stocks qualifies; and then
  SPIAS selects from each of ten economic sectors in the S&P 500 the three companies with the highest Dividend Yield.
The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year. The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities. The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 16, 2013, the Fund was combined with JNL/Mellon Capital DowSM Dividend Fund (“Acquired Fund’) of JNL Variable Fund LLC with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%
Class B

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.63%
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns JNL/S&P DIVIDEND INCOME & GROWTH FUND	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	30.78%	19.35%	9.68%	Dec. 03, 2007
Class A S&P 500 Index	32.39%	17.94%	6.14%	Dec. 03, 2007
Class B	31.14%	19.63%	9.92%	Dec. 03, 2007
Class B S&P 500 Index	32.39%	17.94%	6.14%	Dec. 03, 2007